Provisions - Schedule of Pension Plan Balances Movements (Detail) - Pension plan [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provisions [line items]
Beginning balance	$ 30,908	$ 31,761
Interest expense on obligation	2,120	2,359
Payments	(3,768)	(3,802)
Actuarial losses (gains)	4,512	(698)
Exchange differences	1,394	1,288
Ending balance	$ 35,166	$ 30,908